NONCONTROLLING INTEREST (Tables)	3 Months Ended
Mar. 31, 2015
Noncontrolling Interest [Abstract]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Table Text Block]	The carrying value and ending balance of the noncontrolling interest at March 31, 2015 was calculated as follows:

Balance of noncontrolling interest at December 31, 2014	$1,184
Loss attributable to noncontrolling interest for the three months ended March 31, 2015	(1,544)
Ending balance of noncontrolling interest at March 31, 2015	$(360)